Goodwill and acquisitions	6 Months Ended
Jun. 30, 2020
Text block [abstract]
Goodwill and acquisitions
14.	Goodwill and acquisitions
Cash-generating units
(
CGUs
)
with significant goodwill and brands with an indefinite useful life as at 30 June are:

	Goodwill		Brands with an indefinite useful life
	30 June 2020 1	31 December 2019 1	30 June 2020	31 December 2019
CGU	£m	£m	£m	£m
GroupM	3,057.9	2,921.7	—	—
Wunderman Thompson	1,167.2	2,121.9	433.3	409.7
VMLY&R	460.6	901.0	203.6	199.1
Ogilvy	823.8	758.6	218.5	211.1
Burson Cohn & Wolfe	651.3	739.3	138.0	130.2
Other	1,935.5	2,668.1	136.4	128.1
	8,096.3	10,110.6	1,129.8	1,078.2
Note
1	Figures have been restated as described in the accounting policies.
Other goodwill represents goodwill on a large number of
CGUs
, none of which is individually significant in comparison to the total carrying value of goodwill. Separately identifiable brands with an indefinite life are carried at historical cost in accordance with the Group’s accounting policy for intangible assets. The carrying values of the other brands with an indefinite useful life are not individually significant in comparison with the total carrying value of brands with an indefinite useful life.
Goodwill in relation to subsidiary undertakings decreased by £2,014.3 million (30 June 2019: increased by £49.0 million) in the period. This movement primarily relates to impairment charges of £2,484.7 million, partially offset by the effect of currency translation of £473.3 million, as well as both goodwill arising on acquisitions completed in the year and adjustments to goodwill relating to acquisitions completed in prior years.

In accordance with the Group’s accounting policy, the carrying values of goodwill and intangible assets with indefinite useful lives are reviewed for impairment annually or more frequently if events or changes in circumstances indicate that the asset might be impaired. Given the C
OVID
-19 pandemic, impairment indicators such as a decline in
revenue less pass-through costs
forecasts, and downturns in the global economy and the advertising industry were identified in the first half of 2020. As such, the Group performed an impairment test over goodwill and intangible assets with indefinite useful lives as at 30 June 2020.
Under IFRS, an impairment charge is required for both goodwill and other indefinite-lived assets when the carrying amount exceeds the “recoverable amount”, defined as the higher of fair value less costs to sell and value in use. The review assessed whether the carrying value of goodwill and intangible assets with indefinite useful lives was supported by the value in use determined as the net present value of future cash flows.
Due to a significant number of  CGUs, the impairment test was performed in two steps. In the first step, the recoverable amount was calculated for each CGU using the latest available forecasts for 2020, nil growth rate thereafter (2019: 3.0%) and

a conservative pre-tax discount rate of 13.5% (2019: 8.5%). The pre-tax discount rate of 13.5% was above the rate calculated for the global networks of 12.5%. For smaller CGUs that operate primarily in a particular region subject to higher risk
,
the higher of 13.5% or 100 basis points above the regional discount rate was used in the first step.
The recoverable amount was then compared to the carrying amount. CGUs where the recoverable amount exceeded the carrying amount were not considered to be impaired. Those CGUs where the recoverable amount did not exceed the carrying amount were then further reviewed in the second step.
In the second step, the CGUs were retested for impairment using more refined assumptions. This included using a CGU specific pre-tax discount rate and management forecasts for a projection period of up to five-years, followed by an assumed long-term growth rate of 2.0% (2019: 3.0%). If the recoverable amount using the more specific assumptions did not exceed the carrying value of a CGU, an impairment charge was recorded.
In developing the cash flows, we considered the impact of the C
OVID
-19 pandemic to our businesses and adjusted
projected revenue less pass-through
costs

and operating margins in 2020 accordingly. For the remaining years in the projection period, we assessed when the cash flows would recover to 2019 levels as representative of pre-C
OVID
-19
revenue less pass-through costs
and operating margins. For many of our CGUs, recovery to 2019 levels by 2023 was estimated with some CGUs using alternative recovery profiles as considered appropriate.
The long-term growth rate is derived from management’s best estimate of the likely long-term trading performance with reference to external industry reports and other relevant market trends
. As at 30 June 2020, we have assessed
long-term
industry
trends based on
recent
historical data including
the long
-
term impact of C
OVID
-19 and assumed a long-term growth rate of 2.0% (2019: 3.0%). Management have made the judgement
 that the long-term growth rate does not exceed the long-term average growth rate for the industry.
The discount rate uses the capital asset pricing model “CAPM” to derive the cost of equity along with an estimated cost of debt that is weighted by an appropriate capital structure to derive an indication of a weighted average cost of capital
. The cost of equity is calculated based on long-term government bond yield, an estimate of the required premium for investment in equity relative to government securities and further considers the volatility associated with peer public companies relative to the market. The cost of debt reflects an estimated market yield for long-term debt financing after taking into account the credit profile of public peer companies in the industry. The capital structure used to weight the cost of equity and cost of debt has been derived from the observed capital structure of public peer companies.

Given current market factors, there has been an increase in the estimated cost of equity
.
T
his has been driven by increased levels of market uncertainty and volatility which is reflected in the market valuations for global advertising agencies. This has led to upward adjustments to the estimates for the equity risk premium as well as the applicable beta (i.e. volatility of public peer companies relative to the market). Additionally, given the magnitude of the declines in our market capitalisation, the cost of equity reflects
an
increase in the
size premium
applicable to the Group, and a company specific risk premium to reflect implied market discount rates
. This increase in the cost of equity
,
combined with an increase in the cost of debt as a result of increased corporate bond yields
,
resulted in the discount rates applied to our CGUs increasing relative to the prior year.
The pre-tax discount rate applied to the cash flow projections for the CGUs that operate globally was 12.5% (2019: 6.3% to 7.4%). We developed a global discount rate that takes into account the diverse nature of the operations as these CGUs operate with a diverse range of clients in a range of industries throughout the world, hence are subject to similar levels of market risks. The pre-tax discount rates applied to the CGUs that have more regional specific operations ranged from 10.8% to 19.3% (2019: 4.1% to 13.6%).
Our approach in determining the recoverable amount utilises a discounted cash flow methodology, which necessarily involves making numerous estimates and assumptions regarding revenue less pass-through costs
growth, operating margins, appropriate discount rates and working capital requirements. The key assumptions used for estimating cash flow projections in the Group’s impairment testing are those relating to revenue less pass-through costs
growth and operating margins. The key assumptions take account of the businesses’ expectations for the projection period. These expectations consider the macroeconomic environment, industry and market conditions, the
CGU
’s historical performance and any other circumstances particular to the unit, such as business strategy and client mix.
These estimates will likely differ from future actual results of operations and cash flows, and it is possible that these differences could be material. In addition, judgements are applied in determining the level of
CGU
 identified for impairment testing and the criteria used to determine which assets should be aggregated. A difference in testing levels could affect whether an impairment is recorded and the extent of impairment loss.
As part of the overall effort to simplify operations and become more client-centric, certain operations have been realigned between the various networks. These realignments have been reflected in the CGUs being tested. The most significant of these include the treatment of Landor and F
ITCH
 as a single CGU given the collaboration of the two brands from both a management and client perspective
;
the shift of certain European operations into VMLY&R, and the transfer of certain Asian operations from VMLY&R to Ogilvy in order to improve the operational synergies and offer in the respective regions. The transfers of carrying value between CGUs were determined on a relative value basis. The impact of these realignments has not had a significant impact on the impairment figures recogni
s
ed.
The goodwill impairment charge of £2,484.7 million largely reflects the adverse impacts of C
OVID
-19 to a numb
e
r of businesses in the Group. The impact of these global economic conditions and trading circumstances was sufficiently severe to indicate impairment to the carrying value of goodwill.

By operating sector
,
£1,606.9 million of the impairment charge relates to Global Integrated Agencies, £142.7 million relates to P
u
blic Relations and £735.1 million relates to Specialist Agencies.

The CGUs with significant impairments of goodwill as at 30 June 2020 are set out in the below table.

	Operating Sector	Recoverable amount	Goodwill impairment charge 1
CGU		£m	£m
Wunderman Thompson	Global Integrated Agencies	1,932.2	1,054.4
VMLY&R	Global Integrated Agencies	918.3	472.0
Burson Cohn & Wolfe	Public Relations	859.8	127.0
Geometry Global	Specialist Agencies	205.9	232.5
Landor & FITCH	Specialist Agencies	197.5	158.1
Other	Other	1,349.3	440.7
Note
1	Figures have been restated as described in the accounting policies.
Sensitivity of CGUs with an impairment
 charge
The impairment review is sensitive to changes in the assumptions used, most notably to changes in the revenue less pass-through costs growth
and operating margins used to derive cash flows during the 5-year projection perio
d
, the terminal cash flow growth rate, and discount rate.

The revenue less pass-through costs growth rates used in the 5-year projection period for impaired CGUs that operate globally resulted in compound annual growth rates of 2.5% to 5.0%. The operating margins used in the 5-year projection period for impaired CGUs that operate globally resulted in average operating margins of 6.6% to 19.0%. Long-term cash flow growth rates and discount rates used in the test are discussed above.
A summary of the movements in the impairment charge from a reasonably possible change in these assumptions is as follows:

	Impact of changes to assumptions in 5-year projection period		Impact of change to terminal value assumptions	Impact of change to pre-tax discount rate

CGU	Revenue less pass-through costs growth rate +/- 0.5%	Operating margin % +/- 0.5%	Long-term cash flow growth rate +/- 0.5%	+1.5%	-1.5%
	£m	£m	£m	£m	£m
Wunderman Thompson	19.2	70.8	54.6	(210.2)	279.4
VMLY&R	8.3	37.7	22.9	(100.1)	132.0
Burson Cohn & Wolfe	9.6	21.8	26.9	(98.7)	127.0
Geometry Global	1.2	13.5	3.6	(22.3)	29.7
Landor & FITCH	2.1	6.5	6.0	(23.5)	31.3
Other	11.9	47.8	33.9	(136.4)	162.6
	52.3	198.1	147.9	(591.2)	762.0
Sensitivity of CGUs not impaired
For the CGUs not impaired in the period, a reasonably possible change in assumptions would not lead to a significant impairment.
Acquisitions
The contribution to revenue and operating profit of acquisitions completed in the period was not material. There were no material acquisitions completed during the period or between 30 June 2020 and the date the interim financial statements were approved.